Document and Entity Information	Mar. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2020
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 13, 2020
Document Effective Date	Mar. 13, 2020
Prospectus Date	Dec. 13, 2019